CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 14,928	$ 7,437
Investment securities
Available for sale	114,503	124,321
Held to maturity (fair value of $2,928 and $3,510 as of December 31, 2011 and 2010, respectively)	2,588	3,169
Loans receivable, net	494,125	501,528
Loans receivable, held for sale	488	130
Federal Home Loan Bank stock-at cost	7,657	9,401
Accrued interest receivable	2,610	2,738
Premises and equipment, net	6,559	6,797
Goodwill	4,324	4,324
Bank owned life insurance	18,506	17,868
Other assets	15,641	14,044
TOTAL ASSETS	681,929	691,757
Liabilities
Deposits	551,288	550,135
Advances from the FHLB	46,908	61,987
Advances from borrowers for taxes and insurance	2,322	2,166
Accrued interest payable	1,375	1,784
Other liabilities	2,628	2,269
Total liabilities	604,521	618,341
Stockholders' equity
Preferred stock, no par value; 2,000,000 shares authorized at December 31, 2011 and 2010, none issued	0	0
Common stock, $0.10 par value; 10,000,000 shares authorized, 5,290,000 shares issued, 2,831,874 and 2,822,449 shares outstanding at December 31, 2011 and 2010, respectively, net of shares in treasury: 2011-2,458,126; 2010-2,467,551.	529	529
Additional paid-in capital	54,118	53,964
Unearned ESOP shares	(1,097)	(1,217)
Treasury stock-at cost	(51,032)	(51,220)
Retained earnings	74,144	70,749
Accumulated other comprehensive income	746	611
Total stockholders' equity	77,408	73,416
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 681,929	$ 691,757